Provisions for Sundry Creditors - Summary of provisions for plugging of wells (Detail) - MXN ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 66,699,388	$ 70,144,756	$ 77,125,513	$ 80,849,900
2023
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	76,691
2024
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	1,064,330
2025
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	955,654
2026
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	4,350,081
2027
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	5,640,335
More than five years
Disclosure Of Provision For Plugging Of Wells [Line Items]
Provisions for plugging of wells	$ 54,612,297